Goldman Sachs Short Duration High Yield Fund Investment Strategy - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration High Yield Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.” The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”). The Fund may invest in fixed income instruments and obligations directly, or indirectly by investing in derivative or synthetic instruments, including, without limitation, credit default swaps (including credit default swaps on credit related indices) and loan credit default swaps. Derivatives or synthetic instruments that provide exposure to high yield, non-investment grade fixed income securities are counted towards the Fund’s 80% policy. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in U.S. dollar denominated as well as non-U.S. dollar denominated (foreign) securities. The Fund may also hold cash, and/or invest in cash equivalents. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index, plus or minus 2 years, and over the last five years ended June 30, 2025, the duration of this index has ranged between 2.12 and 3.40 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index.